INCOME TAX (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Provision For Income Tax Benefit, Current
Provision For Income Tax Benefit, Domestic			$ 0	$ 0
Less: valuation allowance	$ (1,017,257)		(1,013,406)	(1,055,378)
Deferred tax assets, net	0		0	0
Provision For Income Tax Benefit, Foreign			0	0
Deferred:
Provision For Income Tax Benefit	0	$ 0	0	0
Net operating loss carryforwards			1,013,406	1,055,378
Foreign [Member]
Deferred:
Provision For Income Tax Benefit			0	0
Domestic [Member]
Deferred:
Provision For Income Tax Benefit			0	0
Hong Kong [Member]
Deferred:
Net operating loss carryforwards	34,987		34,270	21,108
United States [Member]
Deferred:
Net operating loss carryforwards	981,882		978,905	1,034,188
Singapore [Member]
Deferred:
Net operating loss carryforwards	$ 388		$ 231	$ 82